Income Tax Expense - Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses [Abstract]
Profit/(loss) before income tax	$ (5,098,384)	$ (638,759)	$ (260,508)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax expense/(benefit) computed at the PRC statutory tax rate	$ (1,274,596)	$ (159,690)	$ (65,127)
Effect of true-up on NOL	(4,207)	11,107
Effect of preferential tax rate	1,264,449	140,453	52,102
Additional deduction for R&D expenses	(3,785)	(1,913)	(3,634)
Non-deductible expenses	1,014	1,839	164
Changes in valuation allowance	17,125	30,033
Impact of changes in tax rates			(2,796)
Income tax (benefit)/ expense		$ 21,829	$ (19,291)
Effective tax rates		(3.42%)	7.41%